CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss)	$ 1,850	$ 930	$ (2,819)
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	2,588	3,949	3,674
Actuarial gain (loss) on defined benefit plans	15	10	(1)
Deferred income taxes on above items	(649)	(1,047)	(828)
Unrealized gain on investments in equity securities	1	0	0
Equity-accounted investments	(59)	87	26
Total items that will not be reclassified to net income	1,896	2,999	2,871
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(558)	(829)	(690)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	105	(56)	(22)
Unrealized gain on foreign exchange swaps – net investment hedge	4	84	6
Reclassification adjustments for amounts recognized in net income	148	(16)	(44)
Deferred income taxes on above items	(70)	3	10
Equity-accounted investments	1	0	(2)
Total items that may be reclassified subsequently to net income	(370)	(814)	(742)
Other comprehensive income	1,526	2,185	2,129
Comprehensive income (loss)	3,376	3,115	(690)
Comprehensive income (loss) attributable to:
The partnership	2,231	2,514	(1,969)
Comprehensive income (loss)	3,376	3,115	(690)
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income (loss)	3,376	3,115	(690)
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	3,376	3,115	(690)
Participating non-controlling interests – in operating subsidiaries
Net income (loss)	336	(23)	(92)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	782	601	1,382
Comprehensive income (loss) attributable to:
Non-controlling interests	1,118	578	1,290
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income (loss)	11	7	11
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	16	16	(22)
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 27	$ 23	$ (11)